Transactions with Related Parties (Details) $ / shares in Units, $ in Thousands	1 Months Ended			4 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended
	Feb. 10, 2017 USD ($)	Feb. 08, 2017 USD ($) $ / shares shares	Jan. 31, 2016 USD ($)	Apr. 23, 2019 USD ($) $ / shares shares	Aug. 18, 2016 EUR (€)	Nov. 30, 2018 USD ($) $ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Apr. 30, 2015 USD ($)	Dec. 31, 2013 USD ($)
Disclosure of transactions between related parties [line items]
Number of common shares held by the controlling party | shares							1,252,258
Proportion of ownership interests held by the controlling party							24.00%	44.30%
Consulting fees							$ 191	$ 76	$ 54
Borrowings							37,746	36,868
Interest expense							3,603	2,004	1,778
Proceeds from issuance of share capital							0	600	9,653
Gains (losses) on change in fair value of derivatives							1,950	(131)	0
Repayments of debt							1,830	19,497	4,399
Consulting fee income							0	0	31
Proceeds from borrowings							43,700	15,700	280
Undrawn borrowing facilities							11,100	12,800
Right of use asset							562	0
Lease liability							800	0
Depreciation of right of use asset							112	0	0
Interest expense on lease liabilities							51	0	0
Cyberonica S.A.
Disclosure of transactions between related parties [line items]
Monthly rental expense										$ 11,900	€ 10,360
Rental expense							139	147	140
Unpaid rent expense								427
Right of use asset								674
Lease liability								674
Depreciation of right of use asset							112
Interest expense on lease liabilities							51
Affiliated Company of Company's CEO
Disclosure of transactions between related parties [line items]
Consulting fees					€ 200,000		$ 224	235	229
Firment Trading Limited
Disclosure of transactions between related parties [line items]
Credit Facility, Maximum borrowing capacity												$ 20,000	$ 8,000	$ 4,000
Credit Facility, Drawn down amounts multiples												$ 100
Borrowings		$ 18,524
Credit Facility, Decrease, Forgiveness		$ 16,885
Shares issued during period | shares		1,688,500
Number of shares called by warrants | shares		623,058
Warrants exercise price | $ / shares		$ 16
Repayments of debt	$ 1,639
Maturity date							April 12, 2017
Silaner Investments Limited
Disclosure of transactions between related parties [line items]
Credit Facility, Maximum borrowing capacity			$ 3,000
Credit Facility, Drawn down amounts multiples			$ 100
Interest expense									3
Credit Facility, Decrease, Forgiveness		$ 3,115
Shares issued during period | shares		311,500
Number of shares called by warrants | shares		114,944
Warrants exercise price | $ / shares		$ 16
Repayments of debt									280	74
Maturity date							January 12, 2018
Interest rate			5.00%
Proceeds from borrowings									280
Eolos Shipmanagement S.A.
Disclosure of transactions between related parties [line items]
Daily consulting fee income										$ 1
Consulting fee income									$ 31
Firment Shipping Inc.
Disclosure of transactions between related parties [line items]
Credit Facility, Maximum borrowing capacity						$ 15,000
Credit Facility, Drawn down amounts multiples						$ 100
Borrowings				$ 3,100
Accrued interest				$ 70
Interest expense							$ 96	12
Shares issued during period | shares				1,132,191
Gains (losses) on change in fair value of derivatives				$ 117			$ 135	131
Maturity date							April 1, 2021
Interest rate						7.00%
Consulting fee income						$ 0
Proceeds from borrowings							$ 800	2,200
Default Interest Rate						2.00%
Conversion price | $ / shares				$ 2.8		$ 2.8
Threshold trading days						10
Pricing period multiplied						80.00%
Undrawn borrowing facilities							$ 11,100	12,800
Firment Shipping Inc. | Minimum
Disclosure of transactions between related parties [line items]
Proportion of ownership interests held by the controlling party							40.00%
Non-Executive Directors
Disclosure of transactions between related parties [line items]
Accrued compensation to directors							$ 318	201
Executive Director
Disclosure of transactions between related parties [line items]
Accrued compensation to directors							$ 556	$ 391
February 2017 Private Placement
Disclosure of transactions between related parties [line items]
Proceeds from issuance of share capital		$ 5,000
Shares issued during period | shares		500,000
Par value per share | $ / shares		$ 0.004
Number of shares called by warrants | shares							0	3,052,321
Warrants exercise price | $ / shares		$ 16